Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Total	Share capital	Share Premium	Equity Settled Employee Benefit Reserve	Translation Reserve	Accumulated Deficit	Non-controlling Interests	Total
Balance at beginning of period at Dec. 31, 2022	€ 67,065	€ 3,370	€ 412,540	€ 29,052	€ 1,212	€ (379,109)	€ (384)	€ 66,681
Result for the year	(28,119)					(28,119)	€ 384	(27,735)
Other comprehensive income (loss)	(1,016)				(395)	(621)		(1,016)
Recognition of share-based payments	3,106			3,106				3,106
Share options lapsed				(6,280)		6,280
Shares options exercised	354		354	(719)		719		354
Balance at end of period at Dec. 31, 2023	41,390	3,370	412,894	25,159	817	(400,850)		41,390
Result for the year	(27,763)					(27,763)		(27,763)
Other comprehensive income (loss)	533				533			533
Recognition of share-based payments	2,544			2,544				2,544
Issue of ordinary shares	71,633	938	70,695					71,633
Share options lapsed				(1,040)		1,040
Shares options exercised	223		223	(415)		415		223
Balance at end of period at Dec. 31, 2024	88,560	4,308	483,812	26,248	1,350	(427,158)		88,560
Result for the year	(42,184)					(42,184)		(42,184)
Other comprehensive income (loss)	(1,085)				(1,085)			(1,085)
Recognition of share-based payments	4,014			4,014				4,014
Share options lapsed				(1,570)		1,570
Shares options exercised	69		69	(266)		266		69
Balance at end of period at Dec. 31, 2025	€ 49,374	€ 4,308	€ 483,881	€ 28,426	€ 265	€ (467,506)		€ 49,374